Subsequent Events (Details Narrative)	Apr. 20, 2023 CAD ($) shares Units $ / shares	Jul. 31, 2023	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Secured convertible debenture | $			$ 1,020,697	$ 1,062,062	$ 1,193,641
Nonadjusted events [member]
IfrsStatementLineItems [Line Items]
Number of units issued | Units	15,000
Units price per share	$ 1,000
Proceeds from placement | $	$ 15,000,000
Secured convertible debenture | $	$ 1,000
Warrants to purchase shares | shares	1,667
Exercise price of warrants	$ 0.50
Warrants expire date	Jun. 29, 2025
Borrowing maturity	April 30, 2025
Interest rate	12.00%	5.00%
Conversion price per share	$ 0.60
Discount rate	58.00%
Closing price per share	$ 0.38
Redeem debentures percent	105.00%
Pledge description	For the purposes of the pledge, the “Priority Charge Limit” shall be calculated as follows: 40% multiplied by the after tax value of the Company’s PDP Reserves discounted at 10%, as evaluated by a 3rd party reserves engineer using strip pricing at the time of the issuance of the priority ranking debt.